Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2020 Portfolio

September 30, 2019

VIPF2020-QTLY-1119
1.822349.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,049,740	$35,565,184
VIP Equity-Income Portfolio Initial Class (a)	1,653,749	37,258,964
VIP Growth & Income Portfolio Initial Class (a)	2,096,362	42,535,188
VIP Growth Portfolio Initial Class (a)	511,597	36,379,639
VIP Mid Cap Portfolio Initial Class (a)	335,692	10,359,448
VIP Value Portfolio Initial Class (a)	1,867,078	27,352,687
VIP Value Strategies Portfolio Initial Class (a)	1,090,501	13,391,349
TOTAL DOMESTIC EQUITY FUNDS
(Cost $124,120,768)		202,842,459

International Equity Funds - 24.0%
VIP Emerging Markets Portfolio Initial Class (a)	5,499,461	63,958,728
VIP Overseas Portfolio Initial Class (a)	4,964,536	107,085,041
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $129,146,388)		171,043,769

Bond Funds - 39.2%
Fidelity Inflation-Protected Bond Index Fund (a)	4,811,421	49,028,383
Fidelity Long-Term Treasury Bond Index Fund (a)	1,225,002	18,215,773
VIP High Income Portfolio Initial Class (a)	2,572,724	14,227,163
VIP Investment Grade Bond Portfolio Initial Class (a)	14,774,540	197,978,831
TOTAL BOND FUNDS
(Cost $265,036,149)		279,450,150

Short-Term Funds - 8.4%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $59,636,595)	59,636,595	59,636,595
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $577,939,900)		712,972,973
NET OTHER ASSETS (LIABILITIES) - 0.0%		(115,649)
NET ASSETS - 100%		$712,857,324

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$46,635,006	$8,030,237	$9,225,801	$156,343	$182,433	$3,406,508	$49,028,383
Fidelity Long-Term Treasury Bond Index Fund	34,996,167	7,091,632	30,757,793	739,771	3,799,786	3,085,981	18,215,773
VIP Contrafund Portfolio Initial Class	39,199,577	6,730,452	12,990,109	4,808,894	1,375,887	1,249,377	35,565,184
VIP Emerging Markets Portfolio Initial Class	50,295,333	14,031,369	8,811,468	--	331,952	8,111,542	63,958,728
VIP Equity-Income Portfolio Initial Class	41,119,044	5,242,233	13,471,804	2,900,577	597,670	3,771,821	37,258,964
VIP Government Money Market Portfolio Initial Class 1.8%	53,825,731	13,919,253	8,108,389	937,100	--	--	59,636,595
VIP Growth & Income Portfolio Initial Class	46,875,944	8,681,303	15,623,090	5,178,624	1,664,437	936,594	42,535,188
VIP Growth Portfolio Initial Class	40,055,816	5,029,118	13,962,655	2,727,566	3,870,769	1,386,591	36,379,639
VIP High Income Portfolio Initial Class	13,332,850	1,299,497	1,866,156	115,524	(33,314)	1,494,286	14,227,163
VIP Investment Grade Bond Portfolio Initial Class	152,308,072	51,972,892	19,622,030	699,879	90,477	13,229,420	197,978,831
VIP Mid Cap Portfolio Initial Class	11,378,471	2,295,361	3,695,817	1,306,106	(84,161)	465,594	10,359,448
VIP Overseas Portfolio Initial Class	84,951,612	23,933,653	12,940,206	3,292,335	285,219	10,854,763	107,085,041
VIP Value Portfolio Initial Class	30,175,011	3,834,857	10,333,031	2,046,497	952,285	2,723,565	27,352,687
VIP Value Strategies Portfolio Initial Class	14,722,394	2,335,404	5,337,034	1,512,096	252,026	1,418,559	13,391,349
Total	$659,871,028	$154,427,261	$166,745,383	$26,421,312	$13,285,466	$52,134,601	$712,972,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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